Related Party Transactions - Schedule of Revenue from Related Parties (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Jinmed International Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue - related parties	$ 122,293		$ 115,876
Total revenue from related parties	$ 79,719	$ 87,066
Zhongjian Langkang Technology Development (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship	Mr. Erqi Wang is a director of this entity.
Total deferred revenue - related parties	$ 60,092
Related Party [Member]
Related Party Transaction [Line Items]
Total deferred revenue - related parties	182,385		$ 115,876
Total revenue from related parties	$ 153,156	203,046
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 73,437	$ 115,980